Taxes - Tax Rate Reconciliation Narrative (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Effective income tax rate reconciliation, additional disclosures
Effective tax rate (as a percent)	13.50%	(54.20%)	3.00%